UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments January 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (95.8%)
	‡Australia (3.4%)
	Aluminum
28,830	Alumina Ltd.(a)	$145,061

	Beverages: Alcoholic
28,866	Foster’s Group Ltd.	151,751

	Beverages: Non-Alcoholic
7,548	Coca-Cola Amatil Ltd.(a)	45,917

	Biotechnology
1,359	CSL Ltd.(a)	73,521

	Building Products
28,356	CSR Ltd.(a)	78,939

	Casino/Gaming
5,726	TABCORP Holdings Ltd.(a)	77,927

	Chemicals: Major Diversified
7,116	Orica Ltd.(a)	133,877

	Construction Materials
14,815	Boral Ltd.(a)	92,374
11,841	James Hardie Industries NV CDI(a)	87,296
23,685	Rinker Group Ltd.(a)	342,431
		522,101
	Containers/Packaging
22,378	Amcor Ltd.(a)	126,910

	Engineering & Construction
3,397	Leighton Holdings Ltd.(a)	58,257

	Financial Conglomerates
2,956	Macquarie Bank Ltd.	186,164
7,797	Suncorp-Metway Ltd.(a)	130,805
		316,969
	Food Retail
15,190	Coles Group Ltd.(a)	168,004
14,651	Woolworths Ltd.	271,163
		439,167
	Gas Distributors
6,568	AGL Energy Ltd.*	88,386
3,786	Alinta Ltd.	41,194
83,483	Origin Energy Ltd.	589,923
		719,503
	Hospital/Nursing Management
13,440	Symbion Health Ltd.	43,365

	Industrial Conglomerates
2,777	Ansell Ltd.(a)	24,159
5,316	Wesfarmers Ltd.(a)	157,784
		181,943
	Investment Managers
18,805	AMP Ltd.	152,997

	Investment Trusts/Mutual Funds
32,909	Macquarie Infrastructure Group (Stapled Securities)**(a)	93,777

	Major Banks
20,480	Australia and New Zealand Banking Group Ltd.	464,671
16,927	Commonwealth Bank of Australia	658,288
22,665	National Australia Bank Ltd.(a)	711,998
23,934	Westpac Banking Corp.	467,503
		2,302,460
	Major Telecommunications
30,491	Telstra Corp., Ltd.	100,413

	Medical/Nursing Services
2,044	Sonic Healthcare Ltd.(a)	23,046

	Miscellaneous Commercial Services
13,997	Brambles Ltd.*(a)	151,343

	Multi-Line Insurance
24,017	Insurance Australia Group Ltd.(a)	120,772

	Oil & Gas Production
61,311	Santos Ltd.(a)	444,348
33,551	Woodside Petroleum Ltd.	977,938
		1,422,286
	Oil Refining/Marketing
11,640	Caltex Australia Ltd.	197,105

	Other Metals/Minerals
89,284	BHP Billiton Ltd.	1,825,601
7,742	Rio Tinto Ltd.(a)	463,521
		2,289,122
	Other Transportation
14,252	Sydney Roads Group (Stapled Securities) **(a)	14,737
8,602	Transurban Group (Stapled Securities) **(a)	51,644
		66,381
	Pharmaceuticals: Other
13,449	Mayne Pharma Ltd.	42,778

	Precious Metals
8,257	Newcrest Mining Ltd.(a)	134,514

	Property - Casualty Insurers
9,826	QBE Insurance Group Ltd.(a)	235,860

	Publishing: Newspapers
14,003	Fairfax Media Ltd.	53,864

	Pulp & Paper
12,093	PaperlinX Ltd.	33,431

	Real Estate Development
5,980	Lend Lease Corp., Ltd.(a)	88,049

	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities)**	8,860

	Steel
18,989	BlueScope Steel Ltd.(a)	127,827
14,054	OneSteel Ltd.(a)	51,685
		179,512
	Trucking
5,327	Toll Holdings Ltd.	87,074
	Total Australia	10,898,852

	‡Austria (1.3%)
	Building Products
3,590	Wienerberger AG	221,906

	Containers/Packaging
255	Mayr-Melnhof Karton AG	49,540

	Electric Utilities
4,550	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)(a)	220,475

	Industrial Machinery
416	Andritz AG	89,956

	Major Banks
1,872	Bank Austria Creditanstalt(a)	323,218
10,985	Erste Bank der oesterreichischen Sparkassen AG	859,576
1,617	Raiffeisen International Bank Holdings AG	247,658
		1,430,452
	Major Telecommunications
19,779	Telekom Austria AG	540,441

	Multi-Line Insurance
1,329	Wiener Staedtische Versicherung AG(a)	97,274

	Oil Refining/Marketing
9,704	OMV AG	519,439

	Other Transportation
625	Flughafen Wien AG	62,308

	Real Estate Development
20,208	Immofinanz Immobilien Anlagen AG*	306,787

	Steel
2,136	Boehler-Uddeholm AG	150,625
4,336	voestalpine AG(a)	252,385
		403,010
	Total Austria	4,112,685

	‡Belgium (1.2%)
	Chemicals: Specialty
1,975	Solvay SA(a)	301,190

	Electronic Equipment/Instruments
1,997	Agfa Gevaert NV	51,559

	Financial Conglomerates
42,807	Fortis	1,805,392

	Major Banks
24,154	Dexia(a)	718,090
3,321	KBC GROEP NV	418,753
		1,136,843
	Major Telecommunications
3,180	Belgacom SA	144,257

	Metal Fabrications
209	Bekaert NV	25,600

	Other Metals/Minerals
840	Umicore	148,086

	Pharmaceuticals: Other
3,318	UCB SA	219,878
	Total Belgium	3,832,805

	Bermuda (0.1%)
	Apparel/Footwear
29,000	Yue Yuen Industrial (Holdings) Ltd.(a)‡	97,758

	Construction Materials
28,000	Cheung Kong Infrastructure Holdings Ltd.‡	101,288

	Electronic Equipment/Instruments
42,202	China Water Affairs Group Ltd.*(a)‡	18,497

	Marine Shipping
43,000	NWS Holdings Ltd.(a)‡	93,045
	Total Bermuda	310,588

	Brazil (0.1%)
	Aerospace & Defense
4,422	Empresa Brasileira de Aeronautica S.A.	44,328

	Beverages: Alcoholic
39,339	Companhia de Bebidas das Americas	18,032

	Other Transportation
8,000	Companhia de Concessoes Rodoviarias	104,996

	Steel
1,105	Arcelor Brasil S.A.	22,300
604	Companhia Siderurgica Nacional S.A.	19,574
		41,874
	Tobacco
1,200	Souza Cruz S.A.	22,580
	Total Brazil	231,810

	Cayman Islands (0.1%)
	Industrial Specialties
33,500	Kingboard Chemical Holdings Ltd.‡	139,212

	Major Telecommunications
68,000	Hutchison Telecommunications International Ltd.*‡	164,735

	Other Transportation
56,500	Hopewell Highway Infrastructure Ltd.‡	53,974
	Total Cayman Islands	357,921

	‡China (1.2%)
	Airlines
94,000	Air China Ltd. (H Shares)	66,804

	Aluminum
96,000	Aluminum Corporation of China Ltd. (H Shares)	86,443

	Chemicals: Specialty
14,000	Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,891

	Coal
78,000	China Shenhua Energy Company Ltd. (H Shares)	190,762
50,000	Yanzhou Coal Mining Co., Ltd. (H Shares)	46,663
		237,425
	Construction Materials
2,000	Anhui Conch Cement Company Ltd. (H Shares)	6,768
80,823	China National Building Material Company Ltd. (H Shares)	63,715
		70,483
	Electric Utilities
44,000	Datang International Power Generation Co., Ltd. (H Shares)	44,680
96,000	Huaneng Power International, Inc. (H Shares)	86,836
		131,516
	Electrical Products
110,000	Harbin Power Equipment Company Ltd. (H Shares)	122,546

	Industrial Machinery
18,000	Shanghai Electric Group Company Ltd. (H Shares)	8,817

	Integrated Oil
386,000	China Petroleum & Chemical Corp. (H Shares)	323,037
364,000	PetroChina Co., Ltd. (H shares)	448,979
		772,016
	Life/Health Insurance
165,000	China Life Insurance Co., Ltd. (H Shares)	486,251

	Major Banks
503,000	Bank of China Ltd. (H Shares)*	248,617
331,000	Bank of Communications Ltd. (H Shares)	357,295
		605,912
	Major Telecommunications
368,000	China Telecom Corp. Ltd. (H Shares)	178,197

	Marine Shipping
73,500	China Cosco Holdings (H Shares)	53,785
38,963	China Shipping Development Co., Ltd. (H Shares)	54,883
		108,668

	Motor Vehicles
57,961	Dongfeng Motor Corporation (H Shares)*	35,253

	Multi-Line Insurance
30,000	Ping An Insurance (Group) Company of China Ltd. (H Shares)	145,848

	Other Metals/Minerals
34,000	Jiangxi Copper Co., Ltd. (H shares)(a)	34,898

	Other Transportation
78,000	Anhui Expressway Co., Ltd. (H Shares)	67,025
14,000	Zhejiang Expressway Co., Ltd. (H Shares)	10,810
		77,835
	Precious Metals
72,000	Zijin Mining Group Co., Ltd. (H Shares)	44,785

	Real Estate Development
23,600	Guangzhou R&F Properties Company Ltd. (H Shares)	45,572

	Regional Banks
754,970	China Construction Bank (H Shares)	444,684

	Steel
4,000	Angang Steel Co., Ltd. (H Shares)	6,302
	Total China	3,717,146

	‡Denmark (0.6%)
	Biotechnology
1,550	Novozymes A/S (B Shares)	134,350

	Electrical Products
1,700	Vestas Wind Systems A/S*	75,650

	Major Banks
15,944	Danske Bank A/S	736,030

	Marine Shipping
41	A P Moller - Maersk A/S	415,043

	Pharmaceuticals: Major
4,450	Novo Nordisk A/S (Series B)	382,930

	Telecommunication Equipment
4,500	GN Store Nord A/S	66,360

	Trucking
225	DSV A/S	38,733
	Total Denmark	1,849,096

	‡Egypt (0.1%)
	Specialty Telecommunications
2,992	Orascom Telecom Holding SAE	204,507

	‡Finland (1.7%)
	Building Products
948	Uponor Oyj(a)	37,065

	Engineering & Construction
2,578	Kone Oyj (B Shares)(a)	151,995

	Food Retail
9,810	Kesko Oyj (B Shares)(a)	522,889

	Industrial Machinery
7,088	Metso Oyj	377,474

	Information Technology Services
5,020	TietoEnator Oyj(a)	135,545

	Marine Shipping
1,289	Cargotec Corp. (B Shares)	76,776

	Multi-Line Insurance
11,210	Sampo Oyj (A Shares)	307,516

	Oil Refining/Marketing
10,453	Fortum Oyj	288,298
3,313	Neste Oil Oyj	100,924
		389,222
	Other Metals/Minerals
6,478	Outokumpu Oyj	258,877

	Pulp & Paper
19,556	Stora Enso Oyj (R Shares)	327,709
17,023	UPM-Kymmene Oyj(a)	438,608
		766,317
	Steel
2,962	Rautaruukki Oyj(a)	117,684

	Telecommunication Equipment
98,868	Nokia Oyj	2,175,550

	Trucks/Construction/Farm Machinery
1,518	Wartsila Oyj (B Shares)(a)	87,385
	Total Finland	5,404,295

	‡France (8.7%)
	Advertising/Marketing Services
1,906	Publicis Groupe	82,053

	Aerospace & Defense
3,131	Thales S.A.(a)	165,223
290	Zodiac S.A.(a)	19,878
		185,101
	Apparel/Footwear
607	Hermes International	74,241
4,748	LVMH Moet Hennessy Louis Vuitton S.A.	500,621
		574,862
	Auto Parts: O.E.M.
2,283	Valeo S.A.(a)	104,164

	Automotive Aftermarket
2,061	Compagnie Generale des Etablissements Michelin (B Shares)	188,558

	Broadcasting
2,347	Societe Television Francaise 1(a)	79,500

	Building Products
7,843	Compagnie de Saint-Gobain	743,641

	Chemicals: Major Diversified
1,356	Arkema*	68,191

	Chemicals: Specialty
3,216	Air Liquide S.A.	749,595

	Construction Materials
883	Imerys S.A.(a)	84,055
4,699	Lafarge S.A.	719,566
		803,621
	Data Processing Services
474	Atos Origin S.A.*	26,561

	Department Stores
1,222	PPR	180,275

	Electric Utilities
2,791	Suez S.A. (Brussels Exchange)	137,020
17,325	Suez S.A. (Paris Exchange)(a)	851,580
		988,600
	Electrical Products
5,446	Schneider Electric S.A.(a)	660,328

	Electronics/Appliances
4,731	Thomson	90,107

	Engineering & Construction
6,795	Bouygues S.A.	459,153
3,590	Vinci S.A.(a)	495,383
		954,536
	Food Distributors
3,858	Sodexho Alliance S.A.	269,217

	Food Retail
11,193	Carrefour S.A.(a)	646,619
1,475	Casino Guichard-Perrachon S.A.	128,467
		775,086
	Food: Major Diversified
4,842	Groupe Danone	747,798

	Hotels/Resorts/Cruiselines
7,494	Accor S.A.(a)	621,177

	Industrial Conglomerates
3,981	Alstom*	486,177

	Information Technology Services
3,641	Cap Gemini S.A.	231,758

	Integrated Oil
54,284	Total S.A.(a)	3,664,978

	Internet Software/Services
1,434	Business Objects S.A.*	53,959

	Life/Health Insurance
2,394	CNP Assurances	274,912

	Major Banks
25,744	BNP Paribas	2,891,732
10,153	Societe Generale	1,792,942
		4,684,674
	Major Telecommunications
35,517	France Telecom S.A.	986,652

	Media Conglomerates
17,113	Vivendi	706,856

	Medical Specialties
1,044	Essilor International S.A.	117,498

	Motor Vehicles
2,345	PSA Peugeot Citroen S.A.	154,343
2,415	Renault S.A.	300,089
		454,432
	Multi-Line Insurance
57,433	Axa	2,437,274

	Office Equipment/Supplies
1,034	Neopost S.A.	133,248

	Oilfield Services/Equipment
677	Technip S.A.	43,579

	Other Consumer Specialties
302	Societe BIC S.A.	20,451

	Packaged Software
1,336	Dassault Systemes S.A.	72,681

	Pharmaceuticals: Major
23,503	Sanofi-Aventis	2,075,544

	Publishing: Books/Magazines
2,738	Lagardere S.C.A.	215,525

	Real Estate Development
1,390	Gecina S.A.	231,193
1,172	Klepierre	207,713
1,895	Unibail(a)	479,918
		918,824
	Regional Banks
11,770	Credit Agricole S.A.	507,660

	Telecommunication Equipment
36,840	Alcatel-Lucent	476,348
1,681	Safran S.A.	40,088
		516,436
	Water Utilities
3,751	Veolia Environnement	263,962
	Total France	27,760,051

	‡Germany (10.5%)
	Air Freight/Couriers
28,040	Deutsche Post AG (Registered Shares)	862,537

	Airlines
8,908	Deutsche Lufthansa AG (Registered Shares)	249,770

	Apparel/Footwear
8,110	Adidas AG	390,214
470	Puma AG	171,384
		561,598

	Auto Parts: O.E.M.
5,080	Continental AG	614,803

	Chemicals: Major Diversified
20,902	BASF AG	2,020,129
19,506	Bayer AG	1,152,385
		3,172,514
	Chemicals: Specialty
3,013	Linde AG	323,851

	Department Stores
3,393	KarstadtQuelle AG*(a)	109,595
5,606	Metro AG	383,680
		493,275
	Electric Utilities
24,134	E.ON AG	3,283,041
16,166	RWE AG	1,691,403
		4,974,444
	Engineering & Construction
2,143	Hochtief AG	175,444

	Financial Conglomerates
12,476	Depfa Bank PLC	220,624
5,281	Hypo Real Estate Holding AG(a)	349,259
		569,883
	Food: Specialty/Candy
3,010	Suedzucker AG(a)	65,416

	Hotels/Resorts/Cruiselines
8,959	TUI AG(a)	187,636

	Household/Personal Care
2,004	Beiersdorf AG	134,625

	Industrial Conglomerates
6,074	MAN AG	638,924
31,393	Siemens AG (Registered Shares)(a)	3,457,655
14,237	ThyssenKrupp AG(a)	674,553
		4,771,132
	Industrial Machinery
2,050	Heidelberger Druckmaschinen AG	86,745

	Investment Banks/Brokers
3,976	Deutsche Boerse AG	835,463

	Major Banks
22,968	Commerzbank AG(a)	975,163
19,273	Deutsche Bank AG (Registered Shares)	2,724,113
2,014	Deutsche Postbank AG	173,250
		3,872,526
	Major Telecommunications
111,421	Deutsche Telekom AG (Registered Shares)(a)	1,963,206

	Medical Distributors
3,092	Celesio AG	177,108

	Medical/Nursing Services
2,522	Fresenius Medical Care AG & Co. KGaA	338,208

	Motor Vehicles
31,765	DaimlerChrysler AG (Registered Shares)	1,973,199
6,165	Volkswagen AG(a)	687,100
		2,660,299

	Multi-Line Insurance
15,193	Allianz SE (Registered Shares)	3,040,271
7,627	Muenchener Rueckversicherungss-Gesellschaft AG (Registered Shares)	1,205,645
		4,245,916
	Packaged Software
34,804	SAP AG	1,609,888

	Pharmaceuticals: Major
1,920	Merck KGaA	223,838

	Pharmaceuticals: Other
2,820	Altana AG	173,608
	Total Germany	33,343,733

	‡Greece (0.4%)
	Casino/Gaming
6,990	Greek Organisation of Football Prognostics S.A.	262,501

	Construction Materials
1,850	Titan Cement Company S.A.	104,325

	Major Banks
8,821	National Bank of Greece S.A.	459,331

	Regional Banks
9,713	Alpha Bank A.E.	313,726
4,879	EFG Eurobank Ergasias	191,746
		505,472
	Total Greece	1,331,629

	‡Hong Kong (3.3%)
	Airlines
51,000	Cathay Pacific Airways Ltd.	132,033

	Apparel/Footwear Retail
47,000	Esprit Holdings Ltd.	480,198

	Broadcasting
14,000	Television Broadcasts Ltd.	95,914

	Electric Utilities
85,300	CLP Holdings Ltd.(a)	639,680
68,000	Hongkong Electric Holdings Ltd.(a)	336,063
		975,743
	Electronic Production Equipment
1,000	ASM Pacific Technology Ltd.(a)	6,050

	Engineering & Construction
31,000	Hopewell Holdings Ltd.	118,781
116,929	New World Development Co., Ltd.(a)	256,041
		374,822
	Financial Conglomerates
61,000	Wharf (Holdings) Ltd. (The)	226,306

	Gas Distributors
185,483	Hong Kong & China Gas Co., Ltd.	413,030

	Hotels/Resorts/Cruiselines
52,642	Shangri-La Asia Ltd.	142,273

	Industrial Conglomerates
256,000	Guangdong Investment Ltd.	130,471
102,900	Hutchison Whampoa Ltd.(a)	1,027,626
45,000	Swire Pacific Ltd. (Class A)	518,950
		1,677,047
	Investment Banks/Brokers
51,000	Hong Kong Exchanges & Clearing Ltd.	559,755

	Major Banks
75,640	Bank of East Asia, Ltd. (The)	438,833
179,500	BOC Hong Kong (Holdings) Ltd.	472,523
34,900	Hang Seng Bank Ltd.	485,633
		1,396,989
	Major Telecommunications
182,611	PCCW Ltd.	109,842

	Miscellaneous Manufacturing
78,000	Johnson Electric Holdings Ltd.(a)	56,734

	Railroads
70,047	MTR Corp., Ltd.	185,960

	Real Estate Development
74,000	Cheung Kong (Holdings) Ltd.	980,987
93,000	Hang Lung Properties Ltd.	253,650
36,000	Henderson Land Development Co., Ltd.(a)	209,721
33,305	Hysan Development Co., Ltd.	90,626
21,167	Kerry Properties Ltd.(a)	99,200
58,707	Sino Land Co., Ltd.	132,726
64,000	Sun Hung Kai Properties Ltd.	780,028
		2,546,938
	Real Estate Investment Trusts
81,000	Link REIT (The)	190,644

	Tools/Hardware
45,500	Techtronic Industries Co., Ltd.	69,917

	Wholesale Distributors
91,200	Li & Fung Ltd.	287,463

	Wireless Telecommunications
54,500	China Mobile Ltd.	501,931
	Total Hong Kong	10,429,589

	India (0.7%)
	Aluminum
6,300	Hindalco Industries Ltd.	24,999

	Broadcasting
1,090	Zee News Ltd.*	840

	Cable/Satellite TV
1,206	Wire And Wireless India*	3,347

	Construction Materials
345	ACC Limited	7,985
427	Grasim Industries Ltd.	26,875
5,900	Gujarat Ambuja Cements Ltd.	18,333
		53,193
	Electric Utilities
706	Reliance Energy Ltd.	8,223

	Electrical Products
181	Asea Brown Bover: India Ltd.	14,840
788	Bharat Heavy Electricals Ltd.	44,949
		59,789
	Finance/Rental/Leasing
2,128	Housing Development Finance Corp., Ltd.	80,788

	Financial Publishing/Services
212	I-Flex Solutions Ltd.	9,351

	Gas Distributors
3,023	Gail India Ltd.	19,284

	Household/Personal Care
9,522	Hindustan Lever Ltd.	44,975

	Information Technology Services
4,602	Infosys Technologies Ltd.	234,567
5,403	Satyam Computer Service Ltd.	57,896
1,495	Tata Consultancy Services Ltd.	43,216
2,332	Wipro Ltd.	32,436
		368,115
	Major Telecommunications
26,217	Bharti Airtel *	434,742
8,000	Reliance Communications Ltd.*	83,692
		518,434
	Metal Fabrications
1,160	Bharat Forge Ltd.	8,787

	Motor Vehicles
362	Bajaj Auto Ltd.	22,751
961	Hero Honda Motors Ltd.	15,613
1,208	Mahindra & Mahindra Ltd.	24,607
819	Maruti Udyog Ltd.	17,181
		80,152
	Movies/Entertainment
2,411	Zee Entertainment Enterprises Ltd.	17,045

	Oil & Gas Production
2,829	Oil & Natural Gas Corp., Ltd.	57,972

	Oil Refining/Marketing
7,511	Reliance Industries Ltd.	232,042

	Pharmaceuticals: Generic Drugs
1,186	Dr. Reddy’s Laboratories Ltd.	19,988

	Pharmaceuticals: Major
552	Sun Pharmaceuticals Industries Ltd.	12,902

	Pharmaceuticals: Other
2,157	Cipla Ltd.	12,050
220	Glaxosmithkline Pharmaceuticals Ltd.	5,806
716	Glenmark Pharmaceuticals Ltd.	10,040
1,751	Ranbaxy Laboratories Ltd.	16,241
		44,137
	Regional Banks
2,252	HDFC Bank Ltd.	55,092
7,294	ICICI Bank Ltd.	155,690
1,300	UTI Bank Ltd.	15,763
		226,545
	Specialty Telecommunications
2,216	Mahanagar Telephone Nigam Ltd.	8,275

	Steel
1,556	Tata Steel Ltd.	16,301

	Tobacco
12,800	ITC Ltd.	50,544

	Trucks/Construction/Farm Machinery
1,205	Larsen & Toubro Ltd.	43,428
2,236	Tata Motors Ltd.	44,542
		87,970
	Total India	2,053,998

	‡Indonesia (0.1%)
	Major Telecommunications
328,000	PT Telekomunkasi Indonesia (Series B)	342,234

	‡Ireland (0.0%)
	Major Banks
3,300	Allied Irish Banks PLC	96,048

	‡Italy (0.7%)
	Investment Banks/Brokers
637	Mediobanca SpA	14,578

	Major Banks
6,615	Capitalia SpA	59,483
87,590	Intesa Sanpaolo	662,965
147,481	UniCredito Italiano SpA	1,370,111
		2,092,559
	Regional Banks
4,928	Banche Popolari Unite Scpa	139,789
	Total Italy	2,246,926

	‡Japan (f) (24.1%)
	Advertising/Marketing Services
1,250	Asatsu - DK Inc.	38,753

	Agricultural Commodities/Milling
6,000	Nisshin Seifun Group Inc.(a)	61,977

	Air Freight/Couriers
26,500	Nippon Express Co., Ltd.	151,383
9,035	Yamato Holdings Co., Ltd.(a)	135,656
		287,039
	Airlines
27,000	Japan Airlines Corp.*(a)	57,241

	Apparel/Footwear
4,546	Onward Kashiyama Co., Ltd.	60,748
2,000	Wacoal Holdings Corp.	24,704
		85,452
	Apparel/Footwear Retail
2,600	Fast Retailing Co., Ltd.(a)	206,775
800	Shimamura Co., Ltd.	82,956
		289,731
	Auto Parts: O.E.M.
20,600	Denso Corporation	827,286
7,059	NGK Spark Plug Co., Ltd.(a)	143,884
2,400	Stanley Electric Co., Ltd.	49,736
3,050	Toyota Industries Corp.(a)	143,043
		1,163,949
	Automotive Aftermarket
28,200	Bridgestone Corp.	613,523

	Beverages: Alcoholic
12,300	Asahi Breweries, Ltd.	189,621
27,051	Kirin Brewery Co., Ltd.	416,056
8,000	Sapporo Holdings Ltd.(a)	46,744
5,000	Takara Holdings Inc.(a)	32,370
		684,791
	Beverages: Non-Alcoholic
1,700	ITO EN, Ltd.	52,158

	Broadcasting
15	Fuji Television Network, Inc.	33,806
3,300	Tokyo Broadcasting System, Inc.(a)	114,182
		147,988
	Building Products
7,462	JS Group Corp.	170,491
12,000	Nippon Sheet Glass Company, Ltd.	58,758
14,500	Toto Ltd.(a)	155,195
		384,444

	Chemicals: Agricultural
4,500	Nissan Chemical Industries, Ltd.(a)	55,178

	Chemicals: Major Diversified
36,000	Asahi Kasei Corp.(a)	239,475
24,500	Mitsubishi Chemical Holdings Corp.	165,366
		404,841
	Chemicals: Specialty
6,000	Daicel Chemical Industries, Ltd.(a)	43,097
21,588	Dainippon Ink & Chemicals, Inc.(a)	86,066
14,546	Denki Kagaku Kogyo Kabushiki Kaisha	60,950
4,608	JSR Corp.(a)	109,710
8,000	Kaneka Corp.(a)	71,792
10,556	Kuraray Co., Ltd.	127,947
17,599	Mitsubishi Rayon Co., Ltd.	120,751
15,500	Mitsui Chemicals, Inc.(a)	125,891
11,397	Shin-Etsu Chemical Co., Ltd.	744,668
18,000	Showa Denko K.K.	68,423
5,000	Sumitomo Bakelite Co., Ltd.	35,338
40,000	Sumitomo Chemical Co., Ltd.	309,107
16,500	Tosoh Corp.	78,108
		1,981,848
	Commercial Printing/Forms
12,000	Dai Nippon Printing Co., Ltd.	188,615
13,000	Toppan Printing Co., Ltd.(a)	140,795
		329,410
	Computer Processing Hardware
51,000	Fujitsu Ltd.(a)	382,983

	Construction Materials
17,000	Taiheiyo Cement Corp.	77,001

	Containers/Packaging
5,817	Toyo Seikan Kaisha, Ltd.(a)	105,930

	Department Stores
9,000	Daimaru, Inc. (The)(a)	114,548
3,000	Hankyu Department Stores, Inc.	27,332
6,014	Isetan Co., Ltd.(a)	113,248
12,907	Marui Co., Ltd.	159,261
13,716	Mitsukoshi, Ltd.	62,681
11,040	Takashimaya Co., Ltd.(a)	143,204
		620,274
	Electric Utilities
13,200	Chubu Electric Power Co., Inc.	420,418
20,200	Kansai Electric Power Co., Inc. (The)	566,960
7,800	Kyushu Electric Power Co., Inc.	219,139
15,100	Tohoku Electric Power Co., Inc.	396,434
23,600	Tokyo Electric Power Co., Inc. (The)	804,541
		2,407,492
	Electrical Products
5,000	Fuji Electric Holdings Co., Ltd.	23,555
7,000	Fujikura Ltd.(a)	61,252
18,500	Furukawa Electric Co., Ltd. (The)	125,669
800	Mabuchi Motor Co., Ltd.	46,552
9,000	Matsushita Electric Works, Ltd.	99,625
11,560	NGK Insulators, Ltd.	175,294
3,004	Nidec Corp.(a)	212,653
20,200	Sumitomo Electric Industries, Ltd.	309,618
1,100	Ushio Inc.(a)	22,780
		1,076,998

	Electronic Components
4,700	Alps Electric Co., Ltd.(a)	49,634
9,800	Citizen Watch Co., Ltd.(a)	80,155
800	Hirose Electric Co., Ltd.(a)	94,944
11,400	Hoya Corp.	414,078
3,300	Ibiden Co., Ltd.	164,094
5,500	Murata Manufacturing Co., Ltd.	389,794
5,000	Nippon Electric Glass Co., Ltd.	119,483
3,000	Taiyo Yuden Co., Ltd.	57,357
3,452	TDK Corp.(a)	290,404
		1,659,943
	Electronic Equipment/Instruments
28,104	Canon Inc.	1,481,464
1,047	Keyence Corp.	236,143
12,530	Konica Minolta Holdings, Inc.*	170,896
4,500	Kyocera Corp.	414,291
58,500	Matsushita Electric Industrial Co., Ltd.(a)	1,165,754
63,552	Mitsubishi Electric Corp.(a)	576,090
54,500	NEC Corp.(a)	275,414
15,000	Oki Electric Industry Co., Ltd.(a)	32,267
6,104	Omron Corp.	164,668
17,432	Ricoh Co., Ltd.	380,527
50,000	Sanyo Electric Co., Ltd.*(a)	82,155
3,300	Seiko Epson Corp.	89,124
78,026	Toshiba Corp.(a)	498,003
5,900	Yokogawa Electric Corp.(a)	96,249
		5,663,045
	Electronic Production Equipment
6,250	Advantest Corp.(a)	313,382
6,800	Tokyo Electron Ltd.(a)	485,948
		799,330
	Electronics/Appliance Stores
3,350	Yamada Denki Co., Ltd.(a)	278,499

	Electronics/Appliances
11,100	Casio Computer Co., Ltd.(a)	229,616
12,600	FUJIFILM Holdings Corp.(a)	520,653
9,000	Nikon Corp.(a)	202,818
5,104	Pioneer Corp.	71,758
23,500	Sharp Corp.(a)	401,662
20,696	Sony Corp.(a)	956,751
		2,383,258
	Engineering & Construction
6,000	Chiyoda Corp.	126,203
5,000	Comsys Holdings Corp.	57,655
10,000	Hitachi Plant Technologies, Ltd.	51,738
8,546	JGC Corp.	148,905
39,000	Kajima Corp.(a)	180,591
26,571	Obayashi Corp.	161,735
8,000	Okumura Corp.	41,765
27,000	Shimizu Corporation	146,010
37,000	Taisei Corp.	124,311
		1,038,913
	Finance/Rental/Leasing
640	Acom Co., Ltd.(a)	24,300
500	Aeon Credit Service Co., Ltd.(a)	9,547
600	Aiful Corp.(a)	18,272
1,500	Credit Saison Co., Ltd.(a)	54,166
850	Promise Co., Ltd.(a)	30,122
1,040	Takefuji Corp.	41,894
		178,301
	Financial Conglomerates
279	Mizuho Financial Group, Inc.(a)	2,014,136

	Food Retail
13,503	Aeon Co., Ltd.	294,109
2,052	FamilyMart Co., Ltd.	53,265
1,803	Lawson, Inc.(a)	65,311
21,800	Seven & I Holdings Co., Ltd.(a)	656,505
		1,069,190

	Food: Meat/Fish/Dairy
8,000	Meiji Dairies Corp.	61,235
7,000	Nippon Meat Packers, Inc.(a)	78,521
3,600	Yakult Honsha Co., Ltd.	103,378
		243,134
	Food: Specialty/Candy
20,000	Ajinomoto Co., Inc.	252,194
4,500	Kikkoman Corp.(a)	56,818
8,000	Meiji Seika Kaisha, Ltd.	37,471
2,550	Nissin Food Products Co., Ltd.	92,801
4,000	Yamazaki Baking Co., Ltd.	37,298
		476,582
	Gas Distributors
41,000	Osaka Gas Co., Ltd.	159,487
47,000	Tokyo Gas Co., Ltd.	243,998
		403,485
	Home Building
4,806	Daito Trust Construction Co., Ltd.	231,118
26,000	Daiwa House Industry Co., Ltd.(a)	441,625
15,572	Sekisui Chemical Co., Ltd.	119,938
30,046	Sekisui House, Ltd.(a)	424,546
		1,217,227
	Household/Personal Care
17,000	Kao Corp.	487,490
11,000	Shiseido Company, Ltd.(a)	233,385
1,400	Uni-Charm Corp.	75,973
		796,848
	Industrial Conglomerates
92,000	Hitachi, Ltd.	618,439
74,000	Kawasaki Heavy Industries, Ltd.(a)	288,002
		906,441
	Industrial Machinery
9,053	Amada Co., Ltd.	97,345
5,400	Daikin Industries, Ltd.	178,722
5,650	Fanuc Ltd.	526,457
32,530	Ishikawajima-Harima Heavy Industries Co., Ltd.(a)	122,332
107,550	Mitsubishi Heavy Industries, Ltd.(a)	553,235
2,005	SMC Corporation(a)	289,058
12,000	Sumitomo Heavy Industries, Ltd.	124,840
1,300	THK Co., Ltd.	31,722
		1,923,711
	Industrial Specialties
36,500	Asahi Glass Company, Ltd. (a)	481,207
5,900	Nitto Denko Corp.(a)	290,987
		772,194
	Information Technology Services
2,300	CSK Holdings Corp.(a)	103,370
1,000	Itochu Techno-Solutions Corp.	50,811
18	Net One Systems Co., Ltd.(a)	25,599
800	Nomura Research Institute, Ltd.	124,671
44	NTT Data Corp.	225,293
25,700	Softbank Corp.(a)	603,109
1,100	TIS Inc.(a)	24,049
		1,156,902
	Internet Software/Services
527	Yahoo Japan Corp.(a)	197,755

	Investment Banks/Brokers
35,000	Daiwa Securities Group Inc.	431,673
45	SBI E*TRADE Securities Co., Ltd.	65,070
3,500	Matsui Securities Co., Ltd.(a)	31,071
7,000	Mitsubishi UFJ Securities Co., Ltd.	79,384
23,500	Nikko Cordial Corp.	232,673
50,150	Nomura Holdings, Inc.	1,021,162
12,000	Shinko Securities Co., Ltd.(a)	60,958
		1,921,991

	Life/Health Insurance
7,250	T&D Holdings, Inc.	489,106

	Major Banks
41,000	Bank of Yokohama, Ltd. (The)(a)	333,414
24,000	Chiba Bank, Ltd. (The)	216,412
26,000	Joyo Bank, Ltd. (The)	155,007
228	Mitsubishi UFJ Financial Group, Inc.	2,767,036
19,123	Mitsui Trust Holdings, Inc.	210,767
136	Resona Holdings, Inc.(a)	378,170
34,000	Shinsei Bank, Ltd.	187,525
21,000	Shizuoka Bank, Ltd. (The)(a)	218,285
173	Sumitomo Mitsui Financial Group, Inc.	1,773,602
43,081	Sumitomo Trust & Banking Co., Ltd. (The)(a)	461,596
		6,701,814
	Major Telecommunications
55	Nippon Telegraph & Telephone Corp.	274,909

	Marine Shipping
4,000	Mitsui O.S.K. Lines, Ltd.	41,673
33,015	Nippon Yusen Kabushiki Kaisha(a)	252,690
		294,363
	Medical Specialties
4,400	Olympus Corp.	140,938
5,850	Terumo Corp.	235,294
		376,232
	Metal Fabrications
12,000	Minebea Co., Ltd.	79,910
55,000	Mitsubishi Materials Corp.	215,900
33,604	Mitsui Mining & Smelting Co., Ltd.	173,462
4,200	MIURA Co., Ltd.	100,658
20,553	NSK Ltd.(a)	188,225
14,551	NTN Corp.(a)	131,833
		889,988
	Miscellaneous Commercial Services
270	OBIC Co., Ltd.	57,215
7,585	Secom Co., Ltd.	374,931
1,230	USS Co., Ltd.	80,960
		513,106
	Miscellaneous Manufacturing
11,527	Ebara Corp.(a)	48,398
2,700	Kurita Water Industries Ltd.	57,768
		106,166
	Motor Vehicles
58,009	Honda Motor Co., Ltd.	2,281,072
86,005	Nissan Motor Co., Ltd.	1,074,443
93,555	Toyota Motor Corp.(a)	6,161,487
1,100	Yamaha Motor Co., Ltd.	34,155
		9,551,157
	Movies/Entertainment
1,800	Oriental Land Co., Ltd.(a)	92,019
2,750	TOHO Co., Ltd.	50,605
		142,624
	Office Equipment/Supplies
2,500	Kokuyo Co., Ltd.	34,424

	Oil & Gas Production
16	INPEX Holdings Inc.*	131,640

	Oil Refining/Marketing
46,000	Nippon Oil Corp.	309,190
5,600	Showa Shell Sekiyu K.K.	61,201
9,000	TonenGeneral Sekiyu K.K.	91,667
		462,058

	Other Consumer Services
1,854	Benesse Corp.	72,532

	Other Metals/Minerals
17,095	Dowa Holdings Co., Ltd.	146,502
14,000	Nippon Mining Holdings, Inc.	100,972
30,500	Sumitomo Metal Mining Co., Ltd.(a)	399,242
		646,716
	Other Transportation
3,000	Mitsubishi Logistics Corp.	48,537

	Packaged Software
1,100	Fuji Soft Inc.	27,165
1,150	Oracle Corp. Japan(a)	50,162
3,200	Trend Micro Inc.	88,061
		165,388
	Personnel Services
1,100	Meitec Corp.(a)	34,010

	Pharmaceuticals: Major
24,100	Takeda Pharmaceutical Co., Ltd.	1,572,463

	Pharmaceuticals: Other
14,500	Astellas Pharma Inc.(a)	617,387
7,706	Chugai Pharmaceutical Co., Ltd.(a)	173,807
19,800	Daiichi Sankyo Co., Ltd.	552,614
6,803	Eisai Co., Ltd.	350,113
9,032	Kyowa Hakko Kogyo Co., Ltd	79,209
8,181	Shionogi & Co., Ltd.(a)	145,864
3,959	Taisho Pharmaceutical Co., Ltd.(a)	69,707
		1,988,701
	Property - Casualty Insurers
23,598	Millea Holdings, Inc.(a)	844,117
38,000	Mitsui Sumitomo Insurance Co., Ltd.	454,596
26,000	Sompo Japan Insurance Inc.(a)	332,256
		1,630,969
	Pulp & Paper
30	Nippon Paper Group, Inc.	114,249
33,000	Oji Paper Co., Ltd.(a)	180,892
		295,141
	Railroads
43	Central Japan Railway Co.	459,781
104	East Japan Railway Co.	722,811
12,500	Keihin Electric Express Railway Co., Ltd.(a)	89,911
8,000	Keio Corp.	53,135
48,550	Kintetsu Corp.(a)	142,837
26,500	Tobu Railway Co., Ltd.(a)	124,962
30,000	Tokyu Corp.	201,513
16	West Japan Railway Co.	71,372
		1,866,322
	Real Estate Development
3,700	Leopalace21 Corp.	118,347
34,000	Mitsubishi Estate Co., Ltd.(a)	973,722
24,500	Mitsui Fudosan Co., Ltd.	636,569
11,500	Sumitomo Realty & Development Co., Ltd.(a)	400,024
8,000	Tokyo Tatemono Co., Ltd.	97,319
		2,225,981
	Real Estate Investment Trusts
19	Japan Real Estate Investment Corp.	223,481
18	Japan Retail Fund Investment Corp.	164,161
23	Nippon Building Fund Inc.(a)	341,046
		728,688
	Recreational Products
3,100	Konami Corp.(a)	81,839
3,408	Nintendo Co., Ltd.	1,011,565
3,050	Shimano Inc.	88,673
3,600	Yamaha Corp.	73,437
		1,255,514

	Regional Banks
11,000	77 Bank, Ltd. (The)	72,708
20,000	Bank of Fukuoka, Ltd. (The)(a)	159,267
10,000	Bank of Kyoto, Ltd. (The)(a)	104,574
40,000	Hokuhoku Financial Group, Inc.	152,411
19,000	Nishi-Nippon City Bank, Ltd. (The)	80,639
		569,599
	Semiconductors
1,500	NEC Electronics Corp.*(a)	39,450
4,405	Rohm Co., Ltd.(a)	402,085
4,000	Sanken Electric Co., Ltd(a)	40,773
		482,308
	Specialty Stores
2,200	Shimachu Co., Ltd.	60,617
5,000	UNY Co., Ltd.	65,244
		125,861
	Specialty Telecommunications
30	Index Holdings(a)	19,410

	Steel
10,000	JFE Holdings, Inc.(a)	557,850
51,000	Kobe Steel, Ltd.	184,477
131,108	Nippon Steel Corp.(a)	777,330
78,000	Sumitomo Metal Industries, Ltd.	331,306
		1,850,963
	Telecommunication Equipment
2,000	Uniden Corp.	14,935

	Textiles
3,571	Nisshinbo Industries, Inc.	39,757
25,608	Teijin Ltd.	145,699
36,000	Toray Industries, Inc.(a)	273,803
		459,259
	Tobacco
118	Japan Tobacco Inc.	569,787

	Trucks/Construction/Farm Machinery
1,100	Hitachi Construction Machinery Co., Ltd.	30,956
33,100	Komatsu Ltd.(a)	707,218
46,000	Kubota Corp.	487,471
		1,225,645
	Wholesale Distributors
41,051	Itochu Corp.	359,189
40,550	Marubeni Corporation	219,860
37,500	Mitsubishi Corp.	764,836
46,000	Mitsui & Co., Ltd.	736,296
27,400	Sumitomo Corporation	428,064
		2,508,245
	Wireless Telecommunications
72	NTT DoCoMo, Inc.	109,879
	Total Japan	76,844,326

	‡Malaysia (0.0%)
	Engineering & Construction
24,500	IJM Corp. BHD	57,181

	Mexico (1.0%)
	Beverages: Alcoholic
10,300	Grupo Modelo, S.A. de C.V. (Series C)	56,005

	Beverages: Non-Alcoholic
4,000	Coca-Cola Femsa, S.A. de C.V. (Series L)	15,979
12,500	Fomento Economico Mexicano, S.A.B. de C.V. (Series UBD) (Units) +	149,803
		165,782

	Broadcasting
42,000	Grupo Televisa S.A. (Series CPO)	247,855

	Construction Materials
116,400	Cemex S.A.B. de C.V. (Series CPO) (Units) +*	412,676

	Discount Stores
73,600	Wal-Mart de Mexico S.A. de C.V. (Series V)	325,485

	Home Building
6,000	Urbi, Desarrollos Urbanos, S.A. de C.V.*	21,463

	Household/Personal Care
10,300	Kimberly-Clark de Mexico, S.A.B. de C.V. (A Shares)	44,325

	Industrial Conglomerates
6,600	Alfa, S.A.B. (Class A)	44,941

	Major Telecommunications
241,500	Telefonos de Mexico S.A. de C.V. (Series L)	370,763

	Miscellaneous Manufacturing
14,700	Grupo Carso S.A. de C.V. (Series A1)	53,651

	Other Metals/Minerals
21,400	Grupo Mexico S.A.B. de C.V. (Series B)	87,897

	Real Estate Development
7,400	Corporacion GEO, S.A. de C.V. (Series B)*	39,236

	Regional Banks
26,400	Grupo Financiero Banorte S.A.B. de C.V. (O Shares)	104,934

	Wireless Telecommunications
521,300	America Movil S.A.B. de C.V. (Series L)	1,156,709
	Total Mexico	3,131,722

	‡Netherlands (3.5%)
	Aerospace & Defense
7,329	European Aeronautic Defence and Space Co.	243,213

	Air Freight/Couriers
15,007	TNT NV	682,355

	Beverages: Alcoholic
14,788	Heineken NV	750,741

	Chemicals: Major Diversified
3,360	Koninklijke DSM NV	166,886

	Electronic Equipment/Instruments
2,632	Oce NV(a)	44,803

	Financial Conglomerates
44,549	ING Groep NV-CVA (Dutch Certificates)	1,948,532

	Food: Major Diversified
43,958	Unilever NV-CVA (Dutch Certificates)	1,170,095

	Industrial Conglomerates
19,724	Koninklijke (Royal) Philips Electronics NV	770,353

	Industrial Specialties
6,133	Akzo Nobel NV	385,585

	Investment Banks/Brokers
3,309	Euronext NV	404,459

	Life/Health Insurance
48,625	Aegon NV	960,019

	Major Banks
44,347	ABN AMRO Holding NV	1,426,800

	Major Telecommunications
35,704	Koninklijke (Royal) KPN NV	515,356

	Medical Specialties
5,840	Qiagen N.V.(a)*	100,388

	Personnel Services
813	Vedior NV - CVA (Dutch Certificates)	16,855

	Publishing: Books/Magazines
9,141	Reed Elsevier NV	160,501
4,949	Wolters Kluwer NV	148,402
		308,903
	Real Estate Development
1,565	Rodamco Europe NV	212,256

	Real Estate Investment Trusts
1,907	Corio NV	163,321
777	Wereldhave NV	103,893
		267,214
	Steel
14,307	Arcelor Mittal Co. NV(a)	671,760
	Total Netherlands	11,046,573

	‡Norway (0.5%)
	Chemicals: Agricultural
4,267	Yara International ASA	113,712

	Financial Conglomerates
5,653	DnB NOR ASA	85,180

	Food: Specialty/Candy
5,370	Orkla ASA	322,904

	Industrial Conglomerates
14,385	Norsk Hydro ASA	464,412

	Integrated Oil
11,300	Statoil ASA	303,162

	Major Telecommunications
12,800	Telenor ASA(a)	261,706

	Miscellaneous Manufacturing
515	Tomra Systems ASA	3,498

	Pulp & Paper
3,500	Norske Skogindustrier ASA(a)	64,476

	Telecommunication Equipment
3,200	Tandberg ASA(a)	53,605
1,600	Tandberg Television ASA*(a)	25,142
		78,747
	Total Norway	1,697,797

	‡Philippines (0.1%)
	Specialty Telecommunications
7,310	Philippine Long Distance Telephone Co.	390,213

	‡Poland (0.7%)
	Aluminum
118	Grupa Kety S.A.	7,905

	Information Technology Services
733	Prokom Software S.A.	40,506

	Major Telecommunications
47,214	Telekomunikacja Polska S.A.	406,189

	Oil Refining/Marketing
20,425	Polski Koncern Naftowy Orlen S.A.	323,836

	Other Metals/Minerals
8,725	KGHM Polska Miedz S.A.	266,675

	Publishing: Newspapers
2,517	Agora S.A.	32,642

	Regional Banks
5,378	Bank Pekao S.A.	453,023
666	Bank Przemyslowo-Handlowy BPH	234,024
1,784	Bank Zachodni WBK S.A.	159,285
25,556	Powszechna Kasa Oszczednosci Bank Polski S.A.	424,979
		1,271,311
	Total Poland	2,349,064

	‡Portugal (0.3%)
	Cable/Satellite TV
1,832	PT Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	24,457

	Electric Utilities
25,212	Energias de Portugal, S.A.	125,918

	Major Telecommunications
19,095	Portugal Telecom, SGPS, S.A. (Registered Shares)	253,392

	Other Transportation
13,568	Brisa-Auto Estradas de Portugal, S.A. (Private Shares)	168,495

	Regional Banks
60,644	Banco Comercial Portugues, S.A. (Registered Shares)	224,760
	Total Portugal	797,022

	Russia (1.1%)
	Electric Utilities
1,970	RAO Unified Energy System of Russia (Registered Shares) (GDR)	230,490

	Integrated Oil
25,176	Gazprom (Sponsored ADR)	1,081,309
7,343	Lukoil (Sponsored ADR)(a)	580,831
		1,662,140
	Oil & Gas Production
3,500	Surgutneftegaz (Sponsored ADR)(a)	212,730
1,600	TATNEFT (Sponsored Registered GDR)	138,560
		351,290
	Other Metals/Minerals
4,259	JSC MMC Norilsk Nickel (ADR)	713,297

	Precious Metals
3,000	Polyus Gold (Sponsored ADR)*	147,000

	Wireless Telecommunications
4,200	Mobile TeleSystems (Sponsored ADR)(a)	227,472
2,200	Vimpel-Communications (Sponsored ADR)*	187,946
		415,418
	Total Russia	3,519,635

	‡Singapore (2.2%)
	Aerospace & Defense
73,334	Singapore Technologies Engineering Ltd.(a)	159,406

	Air Freight/Couriers
83,000	Singapore Post Ltd.	62,972

	Airlines
31,000	Singapore Airlines Ltd.(a)	355,080

	Computer Peripherals
4,843	Creative Technology Ltd.	33,181

	Electronic Components
14,696	Venture Corp., Ltd.	135,425

	Electronic Production Equipment
74,000	STATS ChipPAC Ltd.*	61,951

	Hospital/Nursing Management
34,000	Parkway Holdings Ltd.	72,456

	Industrial Conglomerates
74,000	Fraser & Neave Ltd.	252,801
30,000	Keppel Corp., Ltd.(a)	351,824
		604,625
	Investment Banks/Brokers
42,479	Singapore Exchange Ltd.	189,090

	Major Banks
58,393	DBS Group Holdings Ltd.(a)	835,948
132,078	Oversea-Chinese Banking Corp., Ltd.(a)	682,604
		1,518,552
	Major Telecommunications
553,600	Singapore Telecommunications Ltd.	1,270,094

	Marine Shipping
45,000	Cosco Corp (Singapore) Ltd.(a)	79,750
42,000	Neptune Orient Lines Ltd.	66,966
		146,716
	Other Transportation
104,068	ComfortDelGro Corp. Ltd.	123,270

	Publishing: Newspapers
82,328	Singapore Press Holdings Ltd.	251,836

	Real Estate Development
66,000	Capitaland Ltd.	291,379
29,455	City Developments Ltd.(a)	271,499
20,000	Keppel Land Ltd.(a)	97,593
13,000	Singapore Land Ltd.	71,903
33,673	UOL Group Ltd.	112,483
		844,857
	Real Estate Investment Trusts
54,000	Ascendas Real Estate Investment Trust	87,152
47,700	CapitaMall Trust	100,583
4,800	K-REIT Asia	8,598
		196,333
	Regional Banks
61,489	United Overseas Bank Ltd.	761,930

	Semiconductors
77,000	Chartered Semiconductor Manufacturing Ltd.*	71,362

	Specialty Stores
9,031	Jardine Cycle & Carriage Ltd.	83,515

	Trucks/Construction/Farm Machinery
45,511	SembCorp Industries Ltd.(a)	126,760
31,000	SembCorp Marine Ltd.(a)	68,190
		194,950
	Total Singapore	7,137,601

	‡South Africa (0.1%)
	Wireless Telecommunications
38,042	MTN Group Ltd.	454,797

	‡South Korea (0.3%)
	Engineering & Construction
3,870	Doosan Heavy Industries and Construction Co., Ltd.	184,211

	Semiconductors
1,400	Samsung Electronics Co., Ltd.	866,383
	Total South Korea	1,050,594

	‡Spain (2.1%)
	Apparel/Footwear Retail
2,411	Industria de Diseno Textil, S.A.(a)	137,262

	Broadcasting
774	Antena 3 de Television S.A.(a)	17,085

	Electric Utilities
8,564	Endesa, S.A.(a)	430,456
7,020	Iberdrola S.A.	300,070
1,810	Union Fenosa, S.A.	90,155
		820,681
	Engineering & Construction
360	Acciona S.A.	74,030
3,150	ACS, Actividades de Construccion y Servicios, S.A.(a)	171,673
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A.	40,421
395	Fomento de Construcciones y Contratas S.A.	41,355
804	Grupo Ferrovial, S.A.	80,726
		408,205
	Gas Distributors
15,412	Gas Natural SDG, S.A.(a)	616,195

	Information Technology Services
762	Indra Sistemas S.A.	18,684

	Integrated Oil
10,603	Repsol YPF, S.A.	348,869

	Major Banks
39,421	Banco Bilbao Vizcaya Argentaria, S.A.	983,179
76,375	Banco Santander Central Hispano S.A.	1,454,198
		2,437,377
	Major Telecommunications
56,330	Telefonica S.A.(a)	1,235,040
	.
	Other Transportation
4,825	Abertis Infraestructuras S.A.	138,508

	Real Estate Development
891	Sacyr Vallehermoso S.A.(a)	54,131

	Regional Banks
10,125	Banco Popular Espanol S.A.	194,477

	Steel
2,965	Acerinox, S.A.(a)	81,531

	Tobacco
3,736	Altadis, S.A.	200,547

	Water Utilities
1,994	Sociedad General de Aguas de Barcelona, S.A. (Class A)(a)	70,648
	Total Spain	6,779,240

	‡Sweden (2.3%)
	Advertising/Marketing Services
2,500	Eniro AB	33,193

	Apparel/Footwear Retail
7,600	Hennes & Mauritz AB (B Shares)	413,107

	Broadcasting
800	Modern Times Group AB (B Shares)*	50,768

	Electronics/Appliances
4,900	Electrolux AB - (Series B)(a)	93,292

	Engineering & Construction
9,280	Skanska AB (B Shares)	193,979

	Household/Personal Care
4,686	Svenska Cellulosa AB (B Shares)(a)	250,349

	Industrial Machinery
500	Alfa Laval AB	23,578
7,800	Assa Abloy AB (B Shares)(a)	171,164
8,560	Atlas Copco AB (A Shares)(a)	294,619
5,722	Atlas Copco AB (B Shares)	189,866
24,345	Sandvik AB(a)	390,288
		1,069,515
	Major Banks
11,400	Skandinaviska Enskilda Banken AB (A Shares)(a)	380,370
18,900	Svenska Handelsbanken AB (A Shares)	580,925
		961,295
	Major Telecommunications
3,205	Tele2 AB (B Shares)	47,715
33,348	TeliaSonera AB	267,529
		315,244
	Medical Specialties
3,800	Getinge AB (B Shares)(a)	82,816

	Metal Fabrications
6,408	SKF AB (B Shares)(a)	127,200

	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares)(a)	23,700
2,000	Securitas Systems AB (B Shares)*	7,751
		31,451
	Other Consumer Services
2,000	Securitas Direct AB (B Shares)*	6,273

	Pulp & Paper
1,250	Holmen AB (B Shares)	54,680

	Regional Banks
67,184	Nordea Bank AB(a)	1,052,853

	Steel
4,500	SSAB Svenskt Stal AB (Series A)	109,894

	Telecommunication Equipment
362,552	Telefonaktiebolaget LM Ericsson (B Shares)	1,439,399

	Tobacco
13,400	Swedish Match AB	237,029

	Tools/Hardware
4,900	Husqvarna AB (B Shares)(a)*	76,013

	Trucks/Construction/Farm Machinery
2,400	Scania AB (B Shares)	171,868
2,557	Volvo AB (A Shares)(a)	192,787
5,230	Volvo AB (B Shares)	385,322
		749,977
	Total Sweden	7,348,327

	‡Switzerland (6.1%)
	Biotechnology
122	Merck Serono SA (Bearer Shares)	107,877

	Building Products
96	Geberit AG (Registered Shares)	162,222
2,000	Schindler Holding AG (Participation Certificates)	129,091
		291,313
	Chemicals: Agricultural
2,504	Syngenta AG (Registered Shares)*	462,661

	Chemicals: Specialty
1,564	Ciba Specialty Chemicals AG (Registered Shares)	104,233
5,272	Clariant AG (Registered Shares)*	91,035
890	Lonza Group AG (Registered Shares)	84,391
		279,659
	Computer Peripherals
3,930	Logitech Intenational S.A. (Registered Shares)*	113,449

	Construction Materials
4,656	Holcim Ltd. (Registered Shares)	463,536

	Electronic Equipment/Instruments
984	Kudelski S.A. - Bearer	37,349

	Financial Conglomerates
50,668	UBS AG (Registered Shares)	3,183,917

	Food: Major Diversified
10,087	Nestle S.A. (Registered Shares)	3,699,823

	Household/Personal Care
160	Givaudan S.A. (Registered Shares)	145,061

	Industrial Conglomerates
51,781	ABB Ltd. (Registered Shares)	919,166

	Major Banks
18,386	Credit Suisse Group (Registered Shares)	1,304,000

	Major Telecommunications
421	Swisscom AG (Registered Shares)	157,204

	Medical Specialties
626	Nobel Biocare Holding AG (Bearer Shares)	208,250
283	Straumann Holding AG (Registered Shares)(a)	71,751
1,322	Synthes, Inc.	166,875
		446,876

	Miscellaneous Commercial Services
22	SGS SA (Registered Shares)(a)	24,234

	Multi-Line Insurance
1,274	Zurich Financial Services AG (Registered Shares)	343,842

	Other Consumer Specialties
8,747	Compagnie Financiere Richemont AG (“A” Bearer Shares) (Units) +	488,047
564	Swatch Group AG (Bearer Shares)	133,870
1,148	Swatch Group AG (Registered Shares)	55,097
		677,014
	Other Metals/Minerals
25,871	Xstrata PLC	1,205,525

	Personnel Services
238	Adecco S.A. (Registered Shares)(a)	15,323

	Pharmaceuticals: Major
46,658	Novartis AG (Registered Shares)	2,693,327
14,034	Roche Holding AG	2,645,031
		5,338,358
	Property - Casualty Insurers
1,709	Swiss Re (Registered Shares)	142,647
	Total Switzerland	19,358,834

	‡Turkey (1.0%)
	Airlines
3,285	Turk Hava Yollari Anonim Ortakligi*	17,172

	Beverages: Alcoholic
1,472	Anadolu Efes Biracilik ve Malt Sanayii A.S.	48,347

	Electronics/Appliances
12,815	Arcelik A.S.	81,175

	Financial Conglomerates
45,155	Haci Omer Sabanci Holding A.S.	189,754

	Food Retail
10,102	Migros Turk T.A.S.*	133,741

	Industrial Specialties
4,073	Trakya Cam Sanayii A.S.	11,808
9,469	Turk Sise ve Cam Fabrikalari A.S.*	37,731
		49,539
	Miscellaneous Manufacturing
54,966	Dogan Sirketler Grubu Holding A.S.	93,555

	Motor Vehicles
7,615	Ford Otomotiv Sanayi A.S.	72,555
23,607	Koc Holding A.S.*	101,859
		174,414
	Oil Refining/Marketing
8,933	Tupras-Turkiye Petrol Rafinerileri A.S.	159,802

	Publishing: Newspapers
16,166	Dogan Yayin Holding A.S.*	57,565
9,276	Hurriyet Gazetecilik ve Matbaacilik A.S.	27,301
		84,866
	Regional Banks
63,127	Akbank T.A.S.	406,878
79,729	Turkiye Garanti Bankasi A.S.(Units)+	303,020
77,428	Turkiye Is Bankasi (Series C)	372,991
64,728	Yapi ve Kredi Bankasi A.S.*	127,303
		1,210,192
	Steel
29,128	Eregli Demir ve Celik Fabrikalari T.A.S.	220,952

	Wireless Telecommunications
112,155	Turkcell Iletisim Hizmetleri A.S.	625,973
	Total Turkey	3,089,482

	‡United Kingdom (16.2%)
	Advertising/Marketing Services
17,397	Aegis Group PLC	48,635
13,410	WPP Group PLC	197,225
8,973	Yell Group PLC	108,134
		353,994
	Aerospace & Defense
69,906	BAE Systems PLC	577,776
23,713	Cobham PLC	96,189
11,324	Meggitt PLC	75,252
39,906	Rolls-Royce Group PLC*	366,864
		1,116,081
	Airlines
14,329	British Airways PLC*	151,838

	Apparel/Footwear
4,378	Burberry Group PLC	56,964

	Auto Parts: O.E.M.
10,171	GKN PLC	64,363
2,453	TI Automotive Ltd.*	0
		64,363
	Beverages: Alcoholic
70,772	Diageo PLC	1,378,987

	Broadcasting
52,249	ITV PLC	110,898

	Cable/Satellite Tv
15,201	British Sky Broadcasting Group PLC	163,036

	Casino/Gaming
16,448	Ladbrokes PLC	141,660
11,954	William Hill PLC	151,315
		292,975
	Catalog/Specialty Distribution
10,876	Home Retail Group	91,190

	Chemicals: Major Diversified
21,945	Imperial Chemical Industries PLC	197,336
4,083	Johnson Matthey PLC	118,787
		316,123
	Construction Materials
13,323	Hanson PLC	202,685

	Containers/Packaging
10,347	Rexam PLC	109,825

	Department Stores
22,378	Marks & Spencer Group PLC	297,125
3,491	Next PLC	133,926
		431,051
	Drugstore Chains
9,696	Alliance Boots PLC	153,695

	Electric Utilities
4,096	International Power PLC	28,984
64,113	National Grid PLC	968,790
20,431	Scottish & Southern Energy PLC	600,755
34,483	Scottish Power PLC	505,852
2,429	United Utilities PLC	36,462
		2,140,843

	Electronic Equipment/Instruments
5,721	Invensys PLC*	33,317

	Electronics/Appliance Stores
26,580	DSG International PLC	88,098
4,063	Kesa Electricals PLC	27,231
		115,329
	Engineering & Construction
6,257	AMEC PLC	57,308
11,318	Balfour Beatty PLC	92,945
		150,253
	Environmental Services
10,648	BIFFA PLC	68,536

	Finance/Rental/Leasing
1,021	Provident Financial PLC	14,761

	Financial Conglomerates
520	Close Brothers Group PLC	10,431
99,892	Lloyds TSB Group PLC	1,145,484
		1,155,915
	Financial Publishing/Services
20,293	Reuters Group PLC	172,562

	Food Retail
23,347	Sainsbury (J) PLC	198,907
126,424	Tesco PLC	1,040,440
		1,239,347
	Food: Major Diversified
29,011	Unilever PLC	789,422

	Food: Specialty/Candy
44,003	Cadbury Schweppes PLC	497,635
15,384	Tate & Lyle PLC	177,350
		674,985
	Gas Distributors
54,214	Centrica PLC	395,705

	Home Building
3,603	Barratt Developments PLC	83,660
1,768	Bellway PLC	49,286
1,777	Berkeley Group Holdings PLC (The) (Units) +*	52,889
3,901	Persimmon PLC	106,463
8,798	Taylor Woodrow PLC	70,339
6,089	Wimpey (George) PLC	64,881
		427,518
	Home Improvement Chains
16,731	Kingfisher PLC	78,885

	Hotels/Resorts/Cruiselines
5,034	Carnival PLC	274,078
11,996	InterContinental Hotels Group PLC	300,925
		575,003
	Household/Personal Care
20,528	Reckitt Benckiser PLC	990,150

	Industrial Conglomerates
11,844	Smiths Group PLC	249,711
19,933	Tomkins PLC	107,213
		356,924
	Industrial Machinery
6,480	FKI PLC	14,445

	Information Technology Services
20,898	LogicaCMG PLC	70,447
12,889	Misys PLC	61,822
		132,269

	Integrated Oil
64,993	BG Group PLC	855,134
338,961	BP PLC	3,579,791
72,450	Royal Dutch Shell PLC (A Shares)	2,452,208
50,605	Royal Dutch Shell PLC (B Shares)	1,702,593
		8,589,726
	Investment Banks/Brokers
1,519	ICAP PLC	14,660
672	London Stock Exchange Group PLC	17,145
		31,805
	Investment Managers
1,318	3i Group PLC	27,407
2,028	Amvescap PLC	24,346
4,928	Man Group PLC	52,058
497	Schroders PLC	10,692
		114,503
	Life/Health Insurance
41,875	Friends Provident PLC	179,246
39,637	Prudential PLC	535,949
		715,195
	Major Banks
103,022	Barclays PLC	1,505,919
59,657	HBOS PLC	1,307,710
97,409	HSBC Holdings PLC	1,769,884
46,086	Royal Bank of Scotland Group PLC	1,861,305
		6,444,818
	Major Telecommunications
146,554	BT Group PLC	884,019

	Medical Specialties
15,392	Smith & Nephew PLC	173,170

	Miscellaneous Commercial Services
10,545	BBA Aviation PLC	58,508
10,926	Experian Group Ltd.	124,219
4,556	Group 4 Securicor PLC	17,020
5,673	Rentokil Initial PLC	18,060
1,852	Serco Group PLC	15,144
		232,951
	Miscellaneous Manufacturing
4,162	Fiberweb PLC*	16,570
9,042	IMI PLC	92,740
		109,310
	Movies/Entertainment
12,106	EMI Group PLC	58,749

	Multi-Line Insurance
55,119	Aviva PLC	892,361
139,516	Legal & General Group PLC	425,983
793	Resolution PLC	10,170
		1,328,514
	Other Metals/Minerals
46,924	Anglo American PLC	2,187,084
75,102	BHP Billiton PLC	1,412,273
33,227	Rio Tinto PLC	1,791,430
		5,390,787
	Other Transportation
3,603	Arriva PLC	51,195
9,153	FirstGroup PLC	98,655
14,142	Stagecoach Group PLC	42,003
		191,853
	Packaged Software
28,484	Sage Group PLC (The)	151,155

	Personnel Services
1,833	Capita Group PLC	22,825
4,987	Hays PLC	15,558
		38,383
	Pharmaceuticals: Major
35,447	AstraZeneca PLC	1,977,249
120,957	GlaxoSmithKline PLC	3,261,191
		5,238,440
	Publishing: Books/Magazines
3,334	EMAP PLC	52,525
10,943	Pearson PLC	173,202
17,294	Reed Elsevier PLC	197,780
		423,507
	Publishing: Newspapers
4,759	Daily Mail and General Trust	70,898
4,307	United Business Media PLC	59,954
		130,852
	Pulp & Paper
8,223	Bunzl PLC	103,229

	Railroads
3,313	National Express Group PLC	69,570

	Real Estate Investment Trust
8,120	British Land Company PLC	251,508
4,436	Hammerson PLC	128,515
7,260	Land Securities Group PLC	306,508
3,868	Liberty International PLC	96,929
6,295	Slough Estates PLC	92,591
		876,051
	Restaurants
60,846	Compass Group PLC	364,637
7,382	Punch Taverns PLC	166,884
5,727	Whitbread PLC	182,918
		714,439
	Retail - Specialty
20,698	Enterprise Inns PLC	262,221

	Specialty Stores
7,209	Galiform PLC*	18,416
22,954	Signet Group PLC*	54,114
		72,530
	Steel
16,547	Corus Group PLC	195,210

	Tobacco
20,859	British American Tobacco PLC	632,626
8,848	Imperial Tobacco Group PLC	361,404
		994,030
	Utilities
6,863	Severn Trent PLC	191,151

	Water Utilities
11,712	Kelda Group PLC	214,636

	Wholesale Distributors
12,462	Electrocomponents PLC	68,735
12,575	Wolseley PLC	325,579
		394,314
	Wireless Telecommunications
940,865	Vodafone Group PLC	2,746,364
	Total United Kingdom	51,601,356
	Total Common Stocks
	(Cost $206,651,797)	305,177,677

	Preferred Stocks (1.0%)
	Brazil (0.6%)
	Airlines
3,400	Gol - Linhas Aereas Inteligentes S.A. (ADR) (a)	102,374

	Beverages: Alcoholic
197,692	Companhia de Bebidas das Americas	101,775

	Containers/Packaging
7,500	Klabin S.A.	18,029

	Electric Utilities
1,330,027	Centrais Eletricas Brasileiras S.A. (Class B)	30,032
1,172,000	Companhia Energetica de Minas Gerais	56,070
		86,102
	Food Retail
200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR)(a)	6,590

	Food: Meat/Fish/Dairy
5,500	Sadia S.A.	17,645

	Integrated Oil
26,504	Petroleo Brasileiro S.A.	584,365

	Major Telecommunications
2,800,010	Brasil Telecom Participacoes S.A.	23,445

	Miscellaneous Commercial Services
4,578	Contax Participacoes S.A.	4,264

	Other Metals/Minerals
14,886	Companhia Vale do Rio Doce (Class A)	420,152

	Pulp & Paper
4,988	Aracruz Celulose S.A. (B Shares)	27,852
768	Votorantim Celulose e Papel S.A.	13,963
		41,815
	Regional Banks
4,000	Banco Bradesco S.A.	162,367
5,530	Banco Itau Holding Financeira S.A.	204,208
950	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) +(a)	90,089
		456,664
	Specialty Telecommunications
1,982,422	Embratel Participacoes S.A.	6,528
3,556	Tele Norte Leste Participacoes S.A.	47,691
		54,219
	Steel
4,250	Gerdau S.A.	71,573
1,600	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	60,363
		131,936
	Wireless Telecommunications
3,989	Vivo Participacoes S.A.*	15,199
	Total Brazil	2,064,574

	‡Germany (0.3%)
	Electric Utilities
1,400	RWE AG NV	126,762

	Household/Personal Care
2,354	Henkel KGaA (a)	368,318

	Motor Vehicles
273	Porsche AG(a)	344,946
3,667	Volkswagen AG	272,570
		617,516
	Total Germany	1,112,596

	Russia (0.1%)
	Oil & Gas Production
1,700	Surgutneftegaz (Sponsored ADR)(a)	147,050

	Total Preferred Stocks
	(Cost $1,665,936)	3,324,220

	‡Rights (0.0%)

	Austria (0.0%)
	Real Estate Development
6,631	Meinl European Land Ltd.*	174

	Germany (0.0%)
	Pharmaceuticals: Major
1,920	Merck KGaA*	3,953

	Japan (0.0%)
	Other Metals/Minerals
22,095	Dowa Mining Co.*	0

	Total Rights
	(Cost $0)	4,127

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (19.1%)
	Short-Term Debt Securities held as Collateral on Loaned Securities(16.5%)
$1,555	AIG Match Funding Corp., 5.30%, 12/17/07	1,597,185
1,110	Alliance & Leister Plc., 5.33%, 02/29/08 (b)	1,140,409
540	Anglo Irish Bank Corp PLC CP, 5.35%, 07/09/07	555,186
555	Bancaja, 5.36%, 02/29/08 (b)	570,205
1,776	Bank of America, 5.32%, 05/15/07 (b)	1,824,655
555	Bank of New York Co., Inc., 5.31%, 02/29/08 (b)	570,205
	Bear Stearns,
444	5.38%, 03/08/07 (b)	456,251
666	5.37%, 03/12/07 (b)	684,246
1,110	5.36%, 02/29/08 (b)	1,140,409
1,110	BNP Paribas Mtn., 5.35%, 02/29/08 (b)	1,140,409
473	Cancara Asset Securitisation LLC, 5.29%, 02/09/07	486,062
	CIC NY,
777	5.31%, 09/04/07 (b)	798,212
1,110	5.34%, 05/31/07 (b)	1,140,409
1,132	Dekabank Deutsche Girozentrale, 5.38% 02/29/08 (b)	1,163,217
6,893	Deutsche Bank Securities Inc., 5.33%, 02/01/07	7,080,807
1,110	Dexia Bank NY, 5.33%, 09/28/07 (b)	1,140,242
1,658	Emerald Notes, 5.29%, 02/22/07	1,703,102
555	First Tennessee Bank, 5.33%, 02/29/08	570,205
	Goldman Sachs Group, Inc.
1,044	5.42%, 01/31/08 (b)	1,071,985
555	5.37%, 02/29/08 (b)	570,205
555	HSBC Finance Corp., 5.31%, 02/29/08 (b)	570,205
555	Liberty Lighthouse US Capital, 5.33%, 02/01/07 (b)	570,176
666	Manufacturers and Traders, 5.30%, 06/15/07 (b)	684,246
1,113	Marshall & Ilsley Bank, 5.37%, 12/17/07	1,143,608
551	Master Fund LLC Ser B, 5.33%, 03/15/07	565,932
583	Merrill Lynch and Co., 5.33%, 04/26/07 (b)	599,248
1,665	Metropolitan Life Global Funding, 5.31%, 02/29/08	1,710,615
555	MIT UFJ Trust NY, 5.33%, 02/16/07 (b)	570,205
	Natexis Banques Populaires NY,
555	5.35%, 02/28/07 (b)	570,205
1,110	5.34%, 04/05/07 (b)	1,140,409
	National City Bank Cleveland

1,055	5.32%, 03/01/07 (b)		1,083,339
555	5.32%, 09/18/07 (b)		570,173
2,220	National Rural Utilites Coop., Fin., 5.32%, 02/29/08 (b)		2,280,819
1,288	Nationwide Building Society, 5.44%, 01/31/08 (b)		1,322,875
1,665	Nordea Bank New York, 5.31%, 05/16/07 (b)		1,710,571
1,310	Park Granada LLC, 5.30%, 02/02/07		1,345,687
552	Rhein-Main Securitisaton Limited, 5.30%, 02/22/07		567,284
774	Sheffield Receivable Corp., 5.30%, 02/16/07		794,779
1,110	Skandi New York, 5.31,02/29/08		1,140,409
1,110	SLM Corp., 5.33%, 02/29/08 (b)		1,140,409
730	Solitaire Funding LLC, 5.29%, 02/20/07		749,585
1,177	Tempo finance Corp., 5.30%, 02/16/07		1,208,870
884	Ticonderoga Funding LLC, 5.29%, 02/26/07		907,925
111	Toronto Dominion New York, 5.32%, 05/29/07 (b)		1,140,409
1,658	Tulip Funding, 5.31%, 02/28/07		1,703,074
777	Unicredito Italiano Bank (IRE) PLC, 5.33%, 02/29/08 (b)		798,287
377	World Savings Bank FSA 5.32%, 10/19/07 (b)		387,739
	Total Short-Term Debt Securities held as Collateral on Loaned Securities
	(Cost $52,380,689)		52,380,689

	Repurchase Agreement(2.6%)
8,369	Joint repurchase agreement account 5.26% due 02/01/07 (dated 1/31/07; proceeds $8,370,223) (e) (Cost $8,369,000)		8,369,000

	Total Short-Term Investments
	(Cost $60,749,689)		60,749,689

	Total Investments
	(Cost $269,067,422)(d)(c)	115.9%	369,255,713
	Liabilities in Excess of Other Assets	(15.9)	(50,705,965)
	Net Assets	100.0%	$318,549,748

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Comprised of securities in separate entities that are traded as a single stapled security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
‡

Securities with total market value equal to $297,357,235 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	All or portion of this security was on loan as of Junuary 31, 2007. The total value of the loaned securities and related collateral outstanding were $49,963,768 and $52,380,689, respectively.
(b)	Variable/Floating rate Security - interest rate changes on these instruments are based on changes in designeted base rate. The rates shown are those in effect on January 31, 2007.
(c)	Securities have been designated as collateral in an amount equal to $131,605,024, in connection with open forward foreign currency contracts and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $103,496,275 and the aggregate gross unrealized depreciation is $3,307,984, resulting in net unrealized appreciation of $100,188,291.

(e)	Collateralized by federal agency and U.S. Treasury obligations.
(f)

January 31, 2007, investments in securities of issuers in Japan represented 24.1% of the Fund’s net asset. These investments, as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this regions.

Morgan Stanley International Fund

Summary of Investments     January 31, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Collateral on Loaned Securities	$52,380,689	16.5%
Major Banks	39,608,480	12.4
Integrated Oil	15,925,256	5.0
Pharmaceuticals: Major	14,848,428	4.7
Motor Vehicles	13,573,223	4.3
Electric Utilities	13,237,289	4.2
Financial Conglomerates	11,495,984	3.6
Other Metals/Minerals	11,462,032	3.6
Industrial Conglomerates	11,183,161	3.5
Major Telecommunications	11,015,772	3.5
Multi-Line Insurance	9,026,956	2.8
Repurchase Agreement	8,369,000	2.6
Regional Banks	7,670,870	2.4
Real Estate Development	7,453,902	2.3
Food: Major Diversified	6,407,138	2.0
Wireless Telecommunications	6,026,270	1.9
Electronic Equipment/Instruments	5,848,570	1.8
Telecommunication Equipment	4,291,427	1.3
Chemicals: Major Diversified	4,262,432	1.3
Food Retail	4,186,010	1.3
Steel	4,026,929	1.3
Investment Banks/Brokers	3,957,141	1.2
Engineering & Construction	3,747,796	1.2
Chemicals: Specialty	3,643,034	1.1
Industrial Machinery	3,570,663	1.1
Beverages: Alcoholic	3,190,429	1.0
Wholesale Distributors	3,190,022	1.0
Life/Health Insurance	2,925,483	0.9
Construction Materials	2,810,909	0.9
Household/Personal Care	2,774,651	0.9
Electronics/Appliances	2,647,832	0.8
Gas Distributors	2,567,202	0.8
Pharmaceuticals: Other	2,469,102	0.8
Trucks/Construction/Farm Machinery	2,345,927	0.7
Oil Refining/Marketing	2,283,504	0.7
Real Estate Investment Trusts	2,267,790	0.7
Railroads	2,121,852	0.7
Oil & Gas Production	2,110,238	0.7
Information Technology Services	2,083,779	0.7
Tobacco	2,074,517	0.7
Property - Casualty Insurers	2,009,476	0.6
Packaged Software	1,999,112	0.6
Electrical Products	1,995,311	0.6
Auto Parts: O.E.M.	1,947,279	0.6
Air Freight/Couriers	1,894,903	0.6
Electronic Components	1,795,368	0.6
Building Products	1,757,308	0.6
Aerospace & Defense	1,748,129	0.6
Department Stores	1,724,875	0.5

Home Building	1,666,208	0.5
Food: Specialty/Candy	1,539,887	0.5
Hotels/Resorts/Cruiselines	1,526,089	0.5
Semiconductors	1,420,053	0.5
Apparel/Footwear	1,376,634	0.4
Pulp & Paper	1,359,089	0.4
Industrial Specialties	1,346,530	0.4
Apparel/Footwear Retail	1,320,298	0.4
Medical Specialties	1,296,980	0.4
Recreational Products	1,255,514	0.4
Marine Shipping	1,134,611	0.4
Airlines	1,132,312	0.4
Metal Fabrications	1,051,575	0.3
Other Transportation	1,036,157	0.3
Miscellaneous Commercial Services	957,349	0.3
Publishing: Books/Magazines	947,935	0.3
Electronic Production Equipment	867,331	0.3
Automotive Aftermarket	802,081	0.3
Broadcasting	750,848	0.2
Restaurants	714,439	0.2
Media Conglomerates	706,856	0.2
Other Consumer Specialties	697,465	0.2
Specialty Telecommunications	676,624	0.2
Casino/Gaming	633,403	0.2
Chemicals: Agricultural	631,551	0.2
Publishing: Newspapers	554,060	0.2
Water Utilities	549,246	0.2
Advertising/Marketing Services	507,993	0.2
Textiles	459,259	0.1
Miscellaneous Manufacturing	422,914	0.1
Containers/Packaging	410,234	0.1
Electronics/Appliance Stores	393,828	0.1
Computer Processing Hardware	382,983	0.1
Medical/Nursing Services	361,254	0.1
Commercial Printing/Forms	329,410	0.1
Precious Metals	326,299	0.1
Discount Stores	325,485	0.1
Biotechnology	315,748	0.1
Specialty Stores	281,906	0.1
Finance/Rental/Leasing	273,850	0.1
Food Distributors	269,217	0.1
Investment Managers	267,500	0.1
Aluminum	264,408	0.1
Beverages: Non-Alcoholic	263,857	0.1
Retail - Specialty	262,221	0.1
Food: Meat/Fish/Dairy	260,779	0.1
Internet Software/Services	251,714	0.1
Coal	237,425	0.1
Movies/Entertainment	218,418	0.1
Utilities	191,151	0.1
Cable/Satellite TV	190,840	0.1
Financial Publishing/Services	181,913	0.1
Medical Distributors	177,108	0.1
Office Equipment/Supplies	167,672	0.1
Drugstore Chains	153,695	0.1
Computer Peripherals	146,630	0.0

Tools/Hardware	145,930		0.0
Trucking	125,807		0.0
Hospital/Nursing Management	115,821		0.0
Personnel Services	104,571		0.0
Investment Trusts/Mutual Funds	93,777		0.0
Catalog/Specialty Distribution	91,190		0.0
Home Improvement Chains	78,885		0.0
Other Consumer Services	78,805		0.0
Environmental Services	68,536		0.0
Agricultural Commodities/Milling	61,977		0.0
Oilfield Services/Equipment	43,579		0.0
Data Processing Services	26,561		0.0
Pharmaceuticals: Generic Drugs	19,988		0.0
	$369,255,713	*	115.9%

*

Does not include open long and short futures contracts with underlying face amounts of $11,527,257 and $2,076,281, respectively, and net unrealized appreciation of $358,732 and unrealized depreciation of $21,341, respectively. Also open forward foreign currency contracts with net unrealized appreciation of $590,554.

Morgan Stanley  International Fund

Portfolio of Investments January 31, 2007

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

				Unrealized
Number of	Long/	Description, Delivery Month,	Underlying Face	Appreciation
Contracts	Short	and Year	Amount at Value	(Depreciation)
43	Long	FTSE 100 INDEX Future March/2007	5,225,311	$(64,726)
30	Long	TOPIX INDEX Future March/2007	4,285,714	303,764
14	Long	NIKKEI 225 (OSE) March/2007	2,016,232	119,694
38	Short	DJ EURO STOXX 50 March/2007	(2,076,281)	(21,341)

Net Unrealized Appreciation				$337,391

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 2007:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
EUR	75,000		$97,125	1/31/2007	$(608)
GBP	220,000		$430,958	1/31/2007	(1,144)
HKD	350,000		$44,801	1/31/2007	(20)
	$233,766	AUD	306,096	2/16/2007	3,606
	$2,596,884	AUD	3,399,553	2/16/2007	39,401
	$6,589,508	EUR	5,121,088	2/16/2007	88,424
	$1,316,753	GBP	694,765	2/16/2007	47,835
	$1,276,928	GBP	673,229	2/16/2007	45,361
	$17,140,441	GBP	8,670,144	2/16/2007	(111,411)
HKD	105,720,805		$13,629,267	2/16/2007	83,734
HKD	10,065,423		$1,291,233	2/16/2007	1,596
JPY	171,890,772		$1,478,516	2/16/2007	52,092
	$5,358,879	JPY	623,028,596	2/16/2007	(188,717)
	$889,246	JPY	103,432,639	2/16/2007	(30,917)
	$6,286,211	JPY	730,797,200	2/16/2007	(221,739)
JPY	3,175,821,379		$27,318,659	2/16/2007	964,315
	$2,516,508	EUR	1,896,117	3/14/2007	(41,165)
EUR	6,200,664		$8,240,063	3/14/2007	145,220
	$22,893,599	EUR	17,232,408	3/14/2007	(397,035)
EUR	216,702		$287,464	3/14/2007	4,564
EUR	41,535,543		$55,113,927	3/14/2007	890,107
	$13,931,723	EUR	10,505,944	3/14/2007	(216,423)
	$7,217,672	EUR	5,444,650	3/14/2007	(109,791)
	$13,974,312	EUR	10,540,684	3/14/2007	(213,660)
	$1,081,894	EUR	830,275	3/14/2007	2,013
	$2,354,354	GBP	1,197,054	3/14/2007	(3,364)
	$7,375,108	JPY	856,545,000	3/14/2007	(242,582)
	$983,228	SEK	6,828,088	3/14/2007	862

Net Unrealized Appreciation					$590,554

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
SEK	Swedish Krona

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

March 22, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 22, 2007